Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2019

Shares	Security Description	Fair Value
	COMMON STOCKS 97.9%
	COMMUNICATION SERVICES 2.2%
254,523	Marcus Corp/The	$9,419,896

	CONSUMER DISCRETIONARY 2.5%
201,980	Gentherm Inc (a)	8,298,348
647,600	Tile Shop Holdings Inc	2,065,844
		10,364,192
	CONSUMER STAPLES 4.0%
71,800	Casey’s General Stores Inc	11,571,288
106,400	MGP Ingredients Inc	5,285,952
		16,857,240
	ENERGY 2.6%
615,700	Carrizo Oil & Gas Inc (a)	5,285,785
51,400	Core Laboratories NV (b)	2,396,268
902,000	Oasis Petroleum Inc (a)	3,120,920
		10,802,973
	FINANCIALS 19.0%
639,661	Associated Banc-Corp	12,953,135
125,700	Cullen/Frost Bankers Inc	11,130,735
288,200	Glacier Bancorp Inc	11,660,572
371,100	Great Western Bancorp Inc	12,246,300
138,678	QCR Holdings Inc	5,266,991
110,315	United Bankshares Inc/WV	4,177,629
168,985	United Fire Group Inc	7,938,915
220,000	Wintrust Financial Corp	14,218,600
		79,592,877
	HEALTH CARE 15.2%
73,500	Bio-Techne Corp	14,381,745
207,640	Calyxt Inc (a)	1,171,090
92,815	Cardiovascular Systems Inc (a)	4,410,569
281,700	Catalent Inc (a)	13,425,822
153,800	Inspire Medical Systems Inc (a)	9,384,876
287,575	IntriCon Corp (a)	5,590,458
341,000	Patterson Cos Inc (a)	6,076,620
283,649	Premier Inc (a)	8,203,129
27,727	SurModics Inc (a)	1,268,233
		63,912,542
	INDUSTRIALS 28.5%
271,678	AAR Corp (a)	11,195,850
377,810	Actuant Corp	8,289,151
311,000	Apogee Enterprises Inc	12,125,890
266,268	Donaldson Co Inc	13,867,237
159,872	Generac Holdings Inc (a)	12,524,373
184,700	Graco Inc	8,503,588
259,900	Hub Group Inc, Class A (a)	12,085,350
181,700	Oshkosh Corp	13,772,860
46,400	Proto Labs Inc (a)	4,737,440
230,676	Raven Industries Inc	7,718,419
196,651	Tennant Co	13,903,226
11,500	Toro Co/The	842,950
		119,566,334

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2019

Shares		Security Description	Fair Value
		INFORMATION TECHNOLOGY 11.9%
93,265		Badger Meter Inc	$5,008,331
80,900		Cabot Microelectronics Corp (a)	11,423,889
289,809		CyberOptics Corp (a)	4,150,065
362,076		Digi International Inc (a)	4,931,475
206,800		FireEye Inc (a)	2,758,712
51,800		Littelfuse Inc (a)	9,184,658
108,615		NVE Corp (a)	7,206,605
123,480		Workiva Inc (a)	5,412,128
			50,075,863
		MATERIALS 2.5%
58,555		Hawkins Inc	2,488,588
173,500		HB Fuller Co	8,078,160
			10,566,748
		REAL ESTATE 5.9%
137,000		CoreSite Realty Corp	16,693,450
449,800		Physicians Realty Trust	7,983,950
			24,677,400
		UTILITIES 3.6%
150,900		Black Hills Corp	11,578,557
47,300		NorthWestern Corp	3,549,865
			15,128,422

		TOTAL COMMON STOCKS	$410,964,487
		(cost $338,333,266)

		SHORT-TERM INVESTMENTS 2.1%
8,688,135		First American Government Obligations Fund, Class X, 1.874% (c)	$8,688,135
		(cost $8,688,135)

		TOTAL INVESTMENTS 100.0%	$419,652,622
		(cost $347,021,401)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	6,826

		TOTAL NET ASSETS 100.0%	$419,659,448

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2019, these securities represented $2,396,268 or 0.6% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs & Power, Inc. (the “Adviser”).

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2019

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2019, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2019:

Small Cap Fund
Level 1*	$419,652,622
Level 2	-
Level 3	-
Total	$419,652,622

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2019.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:
Small Cap Fund
Cost of investments	$324,058,115
Gross unrealized appreciation	$75,466,507
Gross unrealized depreciation	(34,954,010)
Net unrealized appreciation	$40,512,497
Undistributed ordinary income	$-
Undistributed long-term capital gains	3,494,943
Total distributable earnings	$3,494,943
Other accumulated earnings	-
Total accumulated earnings	$44,007,440